EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 2. EARNINGS (LOSS) PER SHARE

The following table provides a reconciliation of the denominators of the basic and diluted per share computations:

(in thousand shares)	2022	2021	2020
Weighted average number of outstanding shares
Basic	11,052	11,052	11,052
Effect of dilutive securities
Employee share-based compensation	—	—	—
Diluted	11,052	11,052	11,052

Certain outstanding options were excluded from the computation of diluted EPS since their effect would have been anti-dilutive. The antidilutive stock options excluded and their associated exercise prices per share were 33 thousand shares at the range of $2.90 to $7.15 as of December 31, 2022, 37 thousand shares at $2.90 to $7.15 as of December 31, 2021, and 49 thousand shares at $2.90 to $7.15 as of December 31, 2020. There were no antidilutive Restricted Stock Units (“RSUs”) as of December 31, 2022, 2021, and 2020.